Fair value of financial instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of financial instruments

NOTE 11 – FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value of financial instruments

The carrying value amounts of many of Navios Partners' financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted Cash: The carrying amounts reported in the Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Amounts due from related parties, short-term: The carrying amount of due from related parties, short-term reported in the Consolidated Balance Sheets approximates its fair value due to the short-term nature of these receivables.

Loans receivable from affiliates: The carrying amount of the fixed rate loan approximates its fair value.

Notes receivable, net of current portion: The carrying amount of the fixed rate notes receivable approximates its fair value.

Amounts due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the Consolidated Balance Sheets approximates its fair value due to the short-term nature of these payables.

Long-term borrowings, net: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs.

The estimated fair values of the Navios Partners' financial instruments are as follows:

	December 31, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$19,303	$19,303	$23,354	$23,354
Restricted cash	$11,425	$11,425	$7,048	$7,048
Amounts due from related parties, short-term	$5,000	$5,000	$19,108	$19,108
Loans receivable from affiliates	—	—	$16,192	$16,192
Amounts due from related parties, long-term	—	—	$13,757	$13,757
Amounts due to related parties, short-term	$(35,979)	$(35,979)	—	—
Notes receivable, net of current portion	$8,013	$8,013	$7,554	$7,554
Long-term borrowings, net	$(486,857)	$(491,169)	$(489,028)	$(494,366)

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2020 and December 31, 2019.

	Fair Value Measurements as at December 31, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$19,303	$19,303	—	—
Restricted cash	$11,425	$11,425	—	—
Amounts due from related parties, short-term	$5,000	—	$5,000	—
Notes receivable, net of current portion(2)	$8,013	—	$8,013	—
Amounts due to related parties, short-term	$(35,979)	—	$(35,979)	—
Long-term borrowings, net (1)	$(491,169)	—	$(491,169)	—

	Fair Value Measurements as at December 31, 2019
	Total	Level I	Level II	Level III
Cash and cash equivalents	$23,354	$23,354	—	—
Restricted cash	$7,048	$7,048	—	—
Amounts due from related parties, short-term	$19,108	—	$19,108	—
Loans receivable from affiliates	$16,192	—	$16,192	—
Amounts due from related parties, long-term	$13,757	—	$13,757	—
Notes receivable, net of current portion(2)	$7,554	—	$7,554	—
Long-term borrowings, net(1)	$(494,366)	—	$(494,366)	—

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as at December 31, 2020
	Total	Level I	Level II	Level III
Vessels, net	$62,789	$13,428	$49,361	—

	Fair Value Measurements as at December 31, 2019
	Total	Level I	Level II	Level III
Vessels, net	$23,100	—	$23,100	—

(1)  The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account its creditworthiness.

(2)  The fair value is estimated based on currently available information on the Company's counterparty with similar contract terms, interest rate and remaining maturities.